INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 38,994	$ 38,411	$ 30,609
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,845	11,822
Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	21,217	23,649
Customer-related intangible assets [member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,100	2,200
Customer-related intangible assets [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 12,400	13,800
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Customer-related intangible assets [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	9 years
Customer-related intangible assets [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Customer-related intangible assets [member] | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,700	1,800
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,500	1,700
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,200	3,700
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	5 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	15 years
Service concession arrangements [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,400	2,100
Description of useful life, intangible assets other than goodwill	23
Service concession arrangements [member] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,000	2,800
Service concession arrangements [member] | Indian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,100	1,000
Brand names [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,900	$ 3,300
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	40 years
Brand names [member] | Private Equity | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	11 years
Brand names [member] | Private Equity | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	40 years